Document and Entity Information	9 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 1,509,829	$ 1,141,165	$ 92,313
Restricted cash	200,000
Accounts receivable, net of allowance of $40,750 and $16,750 and $16,750, respectively	809,856	1,012,697	823,724
Prepaid expenses	63,463	222,978	283,204
Inventories	690,629	344,692	454,588
Refundable tax assets	30,045	29,316	9,080
Total current assets	3,303,822	2,750,848	1,662,909
EQUIPMENT, NET	442,270	469,001	522,668
Intangible assets, net	855,689	1,110,111	1,143,090
Goodwill	983,645	983,645	983,645
Other assets	6,161	6,161	1,091
TOTAL ASSETS	5,591,587	5,319,766	4,313,403
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable - trade	2,297,387	1,593,861	1,206,100
Accounts payable - related parties	103,691	73,737	8,093
Accrued expenses	55,859	391,311	155,267
Accrued expenses - related parties		5,849	783,732
Deferred revenue		666,667
Convertible notes payable		750,000	1,175,000
Derivative liability - warrants	4,184,000
Note payable - current portion of long term debt	683,101	1,631,903	1,537,191
Total current liabilities	7,324,038	5,113,328	4,865,383
Long term debt	2,455	4,015	1,014,582
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' (DEFICIT) EQUITY:
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding
Common stock - $0.001 par value, 500,000,000 shares authorized, 166,677,149 and 90,992,954 and 49,065,669 shares issued and outstanding at 6/30/13 and 9/30/12, and 9/30/11 respectively	166,679	90,993	49,066
Additional paid in capital	17,430,415	13,995,554	9,524,577
Accumulated deficit	(19,378,609)	(13,915,931)	(11,184,033)
Total stockholders' (deficit) equity	(1,781,515)	170,616	(1,610,390)
Noncontrolling interest	46,609	31,807	43,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 5,591,587	$ 5,319,766	$ 4,313,403

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Allowance for Accounts receivable	$ 40,750	$ 16,750	$ 16,750
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	166,677,149	90,992,954	49,065,669
Common stock shares outstanding	166,677,149	90,992,954	49,065,669

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
REVENUE	$ 2,060,250	$ 1,813,625	$ 6,333,552	$ 5,525,785	$ 7,923,976	$ 9,136,216
COST OF SALES	1,642,240	1,457,420	4,807,196	4,512,899	6,344,247	7,570,006
GROSS PROFIT	418,010	356,205	1,526,356	1,012,886	1,579,729	1,566,209
RESEARCH AND DEVELOPMENT EXPENSES	341,231	23,000	720,022	99,000	176,944	133,941
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,018,083	1,076,134	3,570,911	2,754,050	3,624,711	3,691,760
OPERATING LOSS	(941,304)	(742,929)	(2,764,577)	(1,840,164)	(2,221,926)	(2,259,491)
OTHER INCOME (EXPENSE)
Interest expense	(38,605)	(12,261)	(154,642)	(128,503)	(463,735)	(212,571)
Other income	5,296	7,610	25,206	19,758	36,597	67,458
Loss on change - derivative liability warrants	(1,448,710)		(1,448,710)
Loss on purchase of warrants and additional investment right			(1,150,000)
Loss on purchase of outstanding warrants					(500,000)
Gain on extinguishment of debt					394,057
Total other expense	(1,482,019)	(4,651)	(2,728,146)	(108,745)	(533,081)	(145,113)
LOSS BEFORE INCOME TAXES	(2,423,323)	(747,580)	(5,492,723)	(1,948,909)	(2,755,007)	(2,404,604)
Income taxes - current benefit	(13,910)	(9,965)	(30,045)	(24,159)	(29,315)	(9,080)
NET LOSS	(2,409,413)	(737,615)	(5,462,678)	(1,924,750)	(2,725,692)	(2,395,524)
NONCONTROLLING INTEREST	(6,476)	(786)	(14,802)	2,750	6,206	14,231
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (2,402,937)	$ (736,829)	$ (5,447,876)	$ (1,927,500)	$ (2,731,898)	$ (2,409,756)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.06)
Weighted average shares of common stock outstanding- basic and diluted	124,638,584	67,597,374	108,181,494	59,398,032	65,557,376	42,682,795

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,462,678)	$ (1,927,500)	$ (2,731,898)	$ (2,409,756)
Depreciation and amortization	303,270	258,870	356,348	384,919
Issuance of capital stock for services and expenses	254,500	229,000	326,500	660,251
Issuance of warrants for services and expenses	25,000
Issuance of capital stock for accrued liabilities	136,630	11,454	38,693
Stock based compensation	227,335	250,069	266,172	151,118
Amortization of debt discount				11,153
Beneficial conversion feature			216,000
Gain (Loss) on sale of assets	(10,572)	(7,189)	(7,690)	(3,911)
Gain on extinguishment of debt			(394,057)
Loss on repurchase of outstanding warrants			500,000
Loss on purchase of warrants and additional investment right	850,000
Loss on change - derivative liability warrants	1,448,710
Provision for losses on accounts receivable	29,281
Changes in operating assets and liabilities
Accounts receivable	301,700	111,804	(188,973)	59,844
Prepaid expenses	159,515	39,128	60,226	(251,833)
Inventory	(345,937)	61,114	109,896	168,182
Other assets			(5,070)
Accounts payable - trade and accrued expenses	264,039	478,206	749,248	(81,758)
Deferred revenue	(666,667)	916,667	666,667
Income tax receivable	(729)	(15,080)	(20,236)	(500)
CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(2,486,603)	406,543	(58,174)	(1,312,291)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(23,746)	5,301	(109,167)	(121,060)
Proceeds from sale of equipment	12,201	8,302	9,058	13,377
Purchase of investments- deposit				50
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(11,545)	13,603	(100,109)	(107,633)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	109,337	(1,734)	62,098	(136,957)
Repayment of debt	(1,899,500)	(26,822)	(956,935)	(650,000)
Proceeds from the issuance of common stock	4,852,372	2,626,669	2,626,669	943,233
Repayments of capital leases	(10,199)	(9,489)	(12,676)	(23,221)
Proceeds from the issuance of convertible debt				1,300,000
Purchase of outstanding warrants			(500,000)
Change in noncontrolling interest	14,802	(15,478)	(12,021)	(4,755)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,066,812	2,573,146	1,207,135	1,428,300
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	568,664	2,993,292	1,048,852	8,376
CASH AND CASH EQUIVALENTS, beginning of period	1,141,165	92,313	92,313	83,937
CASH AND CASH EQUIVALENTS, end of period	1,509,829	3,085,605	1,141,165	92,313
Supplemental disclosures of cash flow information:
Interest paid	109,545	12,458	135,828	164,503
Taxes paid				3,041
Non-cash investing and financing activities:
Debenture converted to common stock	750,000	200,000	425,000	425,000
Note payable issued for additional investment right	850,000
Acquisition of leased equipment		597	597
Issuance of common stock for acquisition				200,000
Issuance of common stock for conversion of liabilities				262,987
Issuance of note payable for acquisition				100,000
Issuance of common stock for asset purchase			162,500
Issuance of common stock for debt extinguishment			$ 451,370

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2010	$ 38,229	$ 6,835,647	$ (8,774,277)	$ (1,900,401)
Beginning Balance, Shares at Sep. 30, 2010	38,229,374
Stock compensation expense - employee options		23,586		23,586
Stock compensation expense - non-employee options		129,641		129,641
Issuance of common stock for services, Amount	1,290	589,014		590,304
Issuance of common stock for services, Shares	1,289,692
Issuance of common stock for RATLab LLC acquisition, Amount	1,000	199,000		200,000
Issuance of common stock for RATLab LLC acquisition, Shares	1,000,000
Issuance of common stock, Amount	4,861	1,063,387		1,068,248
Issuance of common stock, Shares	4,862,462
Issuance of common stock for debenture conversion, Amount	2,886	422,115		425,001
Issuance of common stock for debenture conversion, Shares	2,885,730
Issuance of common stock for accrued liabilities, Amount	799	262,188		262,987
Issuance of common stock for accrued liabilities, Shares	798,411
Beneficial conversion feature
Net loss			(2,409,756)	(2,409,756)
Comprehensive loss				(2,409,756)
Ending Balance, Amount at Sep. 30, 2011	49,066	9,524,577	(11,184,033)	(1,610,390)
Ending Balance, Shares at Sep. 30, 2011	49,065,669
Stock compensation expense - employee options		27,746		27,746
Stock compensation expense - non-employee options		238,426		238,426
Issuance of common stock for services, Amount	3,400	323,100		326,500
Issuance of common stock for services, Shares	3,400,000
Issuance of common stock, Amount	22,664	2,604,005		2,626,669
Issuance of common stock, Shares	22,664,705
Issuance of common stock for debenture conversion, Amount	9,276	415,724		425,000
Issuance of common stock for debenture conversion, Shares	9,273,795
Issuance of common stock for accrued liabilities, Amount	823	37,870		38,693
Issuance of common stock for accrued liabilities, Shares	825,089
Issuance of common stock for debt extinguishment, Amount	4,514	446,856		451,370
Issuance of common stock for debt extinguishment, Shares	4,513,696
Issuance of common stock for asset purchase, Amount	1,250	161,250		162,500
Issuance of common stock for asset purchase, Shares	1,250,000
Beneficial conversion feature		216,000		216,000
Net loss			(2,731,898)	(2,731,898)
Comprehensive loss				(2,731,898)
Ending Balance, Amount at Sep. 30, 2012	$ 90,993	$ 13,995,554	$ (13,915,931)	$ 170,616
Ending Balance, Shares at Sep. 30, 2012	90,992,954

1. ORGANIZATION	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
1. ORGANIZATION

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 500,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company has invented a way to shine light at a material (solid surface, liquid, or gas) and measure the amount of light that is reflected back. The pattern of this reflected light is compared to other patterns the Company has captured and this allows the Company to identify, detect, or diagnose materials that cannot be identified by the human eye. The Company refers to this pattern of reflected light as a ChromaID™. The Company designs ChromaID Scanner devices made with electronic, optical, and software parts to produce and capture the light.

The Company’s first product, the ChromaID F12 Lab Kit, scans and identifies solid surfaces. The Company is marketing this product to customers who are considering licensing the technology. Target markets include, but are not limited to, commercial paint manufacturers, pharmaceutical equipment manufacturers, process control companies, currency paper and ink manufacturers, security card, reader, and scanner manufacturers, food processing, and electronic gaming.

Through our wholly owned subsidiary, TransTech Systems, Inc., based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.

On June 10, 2013, the Company entered into a Purchase Agreement, Warrants, Registration Rights Agreement and Voting Agreement with Special Situations and forty other accredited investors pursuant to which we issued 52,300,000 shares of common stock at $0.10 per share for a total of $5,230,000, which amount includes the conversion of $500,000 in outstanding debt of the Company owed to one of its officers.  As part of the transaction which closed on June 14, 2013, the Company issued to the investors (i) five year Series A Warrants to purchase a total of 52,300,000 shares of common stock at $0.15 per share; and (ii) five year Series B Warrants to purchase a total of 52,300,000 shares of common stock at $0.20 per share. The transaction was entered into to strengthen our balance sheet, complete the purchase of our TransTech subsidiary, and provide working capital to support the rapid movement of our ChromaID technology into the marketplace.

The Company has a Joint Development Agreement through December 31, 2013 with Sumitomo Precision Products Co., Ltd., which focuses on the commercialization of the ChromaID™ technology as well as a License Agreement providing Sumitomo with an exclusive license of the ChromaID™ technology in identified Asian territories. Sumitomo is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.

To date, the Company been issued five patents by the United States Office of Patents and Trademarks.  See page F-8 for more detailed information regarding the Company's patents and business.

1.	ORGANIZATION

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company developed a unique patented Visualant Spectral Pattern Matching™ technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

The Company entered into a one year Joint Development Agreement on May 31, 2012 with Sumitomo Precision Products Co., Ltd. ("Sumitomo"), which focuses on the commercialization of the Spectral Pattern Matching technology and a License Agreement providing Sumitomo with an exclusive license of the Spectral Pattern Matching technology in identified Asian territories.

Sumitomo is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.

Through the Company’s wholly owned subsidiary, TransTech based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.

2. GOING CONCERN	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2. GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $5,462,678 and $2,725,692 for the nine months ended June 30, 2013 and the year ended September 30, 2012, respectively. Our net cash used in operating activities was $2,468,603 for the nine months ended June 30, 2013.

The Company anticipates that it will record losses from operations for the foreseeable future. As of June 30, 2013, our accumulated deficit was $19,378,609.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings and loans from Ronald P. Erickson, our Chief Executive Officer. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2012 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $2,725,692 and $2,395,525 for the years ended September 30, 2012 and 2011, respectively. The Company’s current liabilities exceeded its current assets by approximately $2.4 million as of September 30, 2012.  Our net cash used in operating activities was $58,174 for the year ended September 30, 2012.

As of September 30, 2012, the Company had $1,141,165 in cash. The Company needs to obtain additional financing to implement its business plan and service our debt repayments. However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2012, our accumulated deficit was $13.9 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2012 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2013, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consist primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of June 30, 2013 and September 30, 2012.

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY – The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech, over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC and Javelin are recorded likewise.

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS – The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS – ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value.  The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs).  The hierarchy consists of three levels:

Level 1 – Quoted prices in active markets for identical assets and liabilities;

Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

Level 3 – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	June 30, 2013

Liabilities:
Derivative Instruments - Warrants	$-	$4,184,000	$-	$4,184,000

Total	$-	$4,184,000	$-	$4,184,000

Liabilities measured at fair value on a recurring basis are summarized as follows:

June 30, 2013
Market price and estimated fair value of common stock:	$0.090
Exercise price	$0.15-0.20
Expected term (years)	3-5 years
Dividend yield	-
Expected volatility	82%
Risk-free interest rate	1.3%

The risk-free rate of return reflects the interest rate for the United States Treasury Note with similar time-to-maturity to that of the warrants.

The recorded value of other financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other current assets, and accounts payable and accrued expenses approximate the fair value of the respective assets and liabilities at June 30, 2013 and 2012 based upon the short-term nature of the assets and liabilities.

Derivative Instruments - Warrants

The Company issued 104,600,000 warrants in connection with the June 2013 Private Placement of 52,300,000 shares of common stock.  The strike price of these warrants is $0.15 to $0.20 per share.  These warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation.  These warrants were issued with a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued at a price less than the exercise price.  Therefore, the fair value of these warrants were recorded as a liability in the consolidated balance sheet and are marked to market each reporting period until they are exercised or expire or otherwise extinguished.

The proceeds from the Private Placement were allocated between the Common Shares and the Warrants issued in connection with the Private Placement based upon their estimated fair values as of the closing date at June 14, 2013, resulting in the aggregate amount of $2,494,710 to the Stockholders’ Equity and $2,735,290 to the warrant derivative.  During 2013, the Company recognized $1,448,710 of other expense resulting from the increase in the fair value of the warrant liability at June 30, 2013.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $666,667 and $0 as of September 30, 2012 and 2011, respectively.

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of June 30, 2013 and September 30, 2012, the Company had refundable tax assets related to TransTech of $30,045 and $29,316, respectively.

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of June 30, 2013, there were options outstanding for the purchase of 11,005,000 common shares, warrants for the purchase of 112,357,050 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of June 30, 2012, there were options outstanding for the purchase of 9,020,000 common shares, warrants for the purchase of 4,977,051 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

3.	SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of September 30, 2012, the Company had no uninsured cash.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consists primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY - The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech Systems, Inc. (“TransTech”), over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC (“RATLab”) and Javelin LLC (“Javelin”) are recorded likewise.

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS - The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE MEASUREMENTS- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo Precision Products License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $666,667 and $0 as of September 30, 2012 and 2011, respectively.

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of September 30, 2012 and September 30, 2011, the Company had refundable tax assets related to TransTech of $29,316 and $9,080, respectively.

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of September 30, 2012, there were options outstanding for the purchase of 5,920,000 common shares, warrants for the purchase of 3,369,050 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of September 30, 2011, there were options outstanding for the purchase of 6,920,000 common shares, warrants for the purchase of 4,569,050 common shares, an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

Recent accounting pronouncements applicable to the Company are summarized below.

On May 12, 2011, the FASB issued ASU 2011-04, Fair Value Measurement, which requires measurement uncertainty disclosure in the form of a sensitivity analysis of unobservable inputs to reasonable alternative amounts for all Level 3 recurring fair value measurements. ASU 2011-04 became effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted this guidance in the third quarter of Fiscal 2012. The adoption of this guidance requires additional disclosures, but did not have any impact on the Company’s consolidated results of operations, financial position, or cash flows.

On June 16, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revised the manner in which entities present comprehensive income in their financial statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplified the manner in which entities test goodwill for impairment. After assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform a quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test becomes optional. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY

The Company’s ChromaID™ Technology

The Company has invented a way to project light at a material (solid surface, liquid, or gas) and measure the amount of light that is reflected back. The pattern of this reflected light is compared to other patterns the Company has captured and this allows the Company to identify, detect, or diagnose materials that cannot be identified by the human eye. The Company refers to this pattern of reflected light as a ChromaID™. The Company designs ChromaID scanning devices made with electronic, optical, and software parts to produce and capture the light.

The Company’s first product, the ChromaID F12 Lab Kit, scans and identifies solid surfaces. The Company is marketing this product to customers who are considering licensing the technology. Target markets include, but are not limited to, commercial paint manufacturers, pharmaceutical equipment manufacturers, process control companies, currency paper and ink manufacturers, security card, reader, and scanner manufacturers, food processing, and electronic gaming.

The Company’s Patents

On August 9, 2011, the Company was issued US Patent No. 7,996,173 B2 entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. The patent expires August 24, 2029.

On December 13, 2011, the Company was issued US Patent No. 8,076,630 B2 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires November 7, 2028.

On December 20, 2011, the Company was issued US Patent No. 8,081,304 B2 entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires July 28, 2030.

On October 9, 2012, the Company was issued US Patent No. 8,285,510 B2 entitled “Method, Apparatus, and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

On February 5, 2013, the Company was issued US Patent No. 8,368,878 B2 entitled “Method, Apparatus and Article To Facilitate Evaluation of Objects Using Electromagnetic Energy by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

The Company is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan and other countries.

The Company has developed a unique patented Visualant Spectral Pattern Matching™ technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

Visualant Spectral Pattern Matching and the ChromaID profile were developed over a seven year period by Professors Dr. Tom Furness and Dr. Brian Showngerdt of RATLab LLC under contract to Visualant. The technology is now being transferred into products and a ScanHead module. Visualant has partnered with Sumitomo Precision Products to manufacture the ScanHead and reduce the technology to a reliable and cost effective form. The first demonstration of this is the Cyclops6 ChromaID Scanner which was demonstrated at the Japanese Instrumentation Manufacturing Association trade show in Tokyo in October 2012. The Cyclops 6 ChromaID Scanner can be used to evaluate the technology for flat surface applications and has sensitivity from 350nm to 1450nm.

Visualant is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan. The following patents have been issued to date:

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On March 20, 2012, the Company announced that it was issued US Patent No. 8,076,630, entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On November 1, 2012, the Company announced that it was issued US Patent No. 8,285,510 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC (“RATLab”). The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia. With this acquisition, the Company consolidated all intellectual property relating to the Spectral Pattern Matching technology except for environmental field of use.  The Company acquired the Visualant related assets of the RATLab for (i) 1,000,000 shares of our common stock at closing valued at $0.20 per share, the price during the negotiation of this agreement; (ii) $250,000 (paid); and (iii)  payment of the outstanding promissory note owing to Mr. Furness in the amount of $65,000 with accrued interest of $24,675 (paid).

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its Spectral Pattern Matching technology from Javelin LLC (“Javelin”). The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition, Company entered into a Business Development Agreement which will pay Javelin ten percent (10%) on the gross margin received by Visualant from license agreements and joint venture developments sourced by Javelin.

4a. DEVELOPMENT OF SPECTRAL PATTERN MATCHING TECHNOLOGY	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
4. DEVELOPMENT OF SPECTRAL PATTERN MATCHING TECHNOLOGY

The Company’s ChromaID™ Technology

The Company has invented a way to project light at a material (solid surface, liquid, or gas) and measure the amount of light that is reflected back. The pattern of this reflected light is compared to other patterns the Company has captured and this allows the Company to identify, detect, or diagnose materials that cannot be identified by the human eye. The Company refers to this pattern of reflected light as a ChromaID™. The Company designs ChromaID scanning devices made with electronic, optical, and software parts to produce and capture the light.

The Company’s first product, the ChromaID F12 Lab Kit, scans and identifies solid surfaces. The Company is marketing this product to customers who are considering licensing the technology. Target markets include, but are not limited to, commercial paint manufacturers, pharmaceutical equipment manufacturers, process control companies, currency paper and ink manufacturers, security card, reader, and scanner manufacturers, food processing, and electronic gaming.

The Company’s Patents

On August 9, 2011, the Company was issued US Patent No. 7,996,173 B2 entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. The patent expires August 24, 2029.

On December 13, 2011, the Company was issued US Patent No. 8,076,630 B2 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires November 7, 2028.

On December 20, 2011, the Company was issued US Patent No. 8,081,304 B2 entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires July 28, 2030.

On October 9, 2012, the Company was issued US Patent No. 8,285,510 B2 entitled “Method, Apparatus, and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

On February 5, 2013, the Company was issued US Patent No. 8,368,878 B2 entitled “Method, Apparatus and Article To Facilitate Evaluation of Objects Using Electromagnetic Energy by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

The Company is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan and other countries.

The Company has developed a unique patented Visualant Spectral Pattern Matching™ technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

Visualant Spectral Pattern Matching and the ChromaID profile were developed over a seven year period by Professors Dr. Tom Furness and Dr. Brian Showngerdt of RATLab LLC under contract to Visualant. The technology is now being transferred into products and a ScanHead module. Visualant has partnered with Sumitomo Precision Products to manufacture the ScanHead and reduce the technology to a reliable and cost effective form. The first demonstration of this is the Cyclops6 ChromaID Scanner which was demonstrated at the Japanese Instrumentation Manufacturing Association trade show in Tokyo in October 2012. The Cyclops 6 ChromaID Scanner can be used to evaluate the technology for flat surface applications and has sensitivity from 350nm to 1450nm.

Visualant is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan. The following patents have been issued to date:

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On March 20, 2012, the Company announced that it was issued US Patent No. 8,076,630, entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On November 1, 2012, the Company announced that it was issued US Patent No. 8,285,510 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC (“RATLab”). The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia. With this acquisition, the Company consolidated all intellectual property relating to the Spectral Pattern Matching technology except for environmental field of use.  The Company acquired the Visualant related assets of the RATLab for (i) 1,000,000 shares of our common stock at closing valued at $0.20 per share, the price during the negotiation of this agreement; (ii) $250,000 (paid); and (iii)  payment of the outstanding promissory note owing to Mr. Furness in the amount of $65,000 with accrued interest of $24,675 (paid).

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its Spectral Pattern Matching technology from Javelin LLC (“Javelin”). The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition, Company entered into a Business Development Agreement which will pay Javelin ten percent (10%) on the gross margin received by Visualant from license agreements and joint venture developments sourced by Javelin.

5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.

On May 31, 2012, the Company entered into a Joint Research and Product Development Agreement with Sumitomo, a publicly-traded Japanese corporation, for the commercialization of our ChromaID™ technology.   On March 29, 2013, the Company entered into an Amendment to Joint Research and Product Development Agreement with Sumitomo. The Amended Agreement extends the Joint Development Agreement from March 31, 2013 to December 31, 2013 and focuses on the commercialization of our ChromaID™ technology.

Sumitomo invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012.  SPP also paid the Company an initial payment of $1 million for an exclusive License Agreement which covers select countries in Asia. A running royalty for the license granted under the License Agreement will be negotiated at the completion of the Joint Development Agreement. The Sumitomo License fee was recorded as revenue over the life the Joint Development Agreement and was fully recorded as of May 31, 2013.

Sumitomo is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.

5.  JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.

On May 31, 2012, the Company entered into a Joint Research and Product Development Agreement (the “Joint Development Agreement”) with Sumitomo Precision Products Co., Ltd. (“Sumitomo”), a publicly-listed Japanese corporation for the commercialization of Visualant’s Spectral Pattern Matching technology.  A copy of the Joint Development Agreement was filed by the Company with its Form 8-K filed June 4, 2012.

Sumitomo invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012.  Sumitomo also paid the Company an initial payment of $1 million in accordance with the terms of the License Agreement filed by the Company with its Form 8-K filed June 4, 2012. A running royalty for the license granted under the License Agreement will be negotiated at the completion of the Joint Development Agreement.

Sumitomo is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world.

6. ACQUISITION OF TRANSTECH SYSTEMS, INC.	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
ACQUISITION OF TRANSTECH SYSTEMS, INC.

Our wholly owned subsidiary, TransTech Systems, is based in Aurora, Oregon, and was founded in 1994. TransTech provides value-added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.   With recorded revenues of $7.6 million in 2012, TransTech has a respected national reputation for outstanding product knowledge, sales and service excellence.

The Company closed the acquisition of TransTech on June 8, 2010. The Company acquired its 100% interest in TransTech by issuing a Promissory Note to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent per annum from the date of the Note. The Note was secured by a security interest in the stock and assets of TransTech, and was payable over a period of three years. The final balance of $1,000,000 on the Note and accrued interest of $30,397 were paid to Mr. Gingo on June 12, 2013, to complete the purchase price for the TransTech stock.

On June 8, 2010 in connection with the acquisition of TransTech, the Company issued a total of 3,800,000 shares of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, and Paul Bonderson, a TransTech investor.  The parties valued the shares in this transaction at $76,000 or $0.02 per share, the closing bid price during negotiations.

This acquisition was entered into to accelerate market entry and penetration through well-operated and positioned dealers of security and authentication systems, thus creating a natural distribution channel for products featuring the Company’s proprietary ChromaID technology.

6.  ACQUISITION OF TRANSTECH

The Company closed the acquisition of TransTech of Aurora, Oregon on June 8, 2010. On this date, the Company entered into a Stock Purchase, Security and Stock Pledge Agreements which are included as Exhibits to the Form 10-Q filed with the SEC on August 12, 2010.

TransTech, founded in 1994, is a distributor of access control and authentication systems serving the security and law enforcement markets.   With recorded revenues of $7.6 million in 2012, TransTech has a respected national reputation for outstanding product knowledge, sales and service excellence.

This acquisition is expected to accelerate market entry and penetration through the acquisition of well-operated and positioned distributors of security and authentication systems like TransTech, thus creating a natural distribution channel for products featuring the company’s proprietary Spectral Pattern Matching technology.

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three (3) years.

On June 8, 2010, the Company issued a total of 3,800,000 shares of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, and Paul Bonderson, a TransTech investor.  The parties valued the shares in this transaction at $76,000 or $0.02 per share, the closing bid price during negotiations.

7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $809,856 and $1,012,697, net of allowance, as of June 30, 2013 and September 30, 2012, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the nine months ended June 30, 2013. The Company had one customer (11.6%) with accounts receivable in excess of 10% as of June 30, 2013. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

Accounts receivable were $1,012,697 and $823,724, net of allowance, as of September 30, 2012 and 2011, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the year ended September 30, 2012. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2012. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

8. INVENTORIES	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
8. INVENTORIES

Inventories were $690,629 and $344,692 as of June 30, 2013 and September 30, 2012, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of June 30, 2013 and September 30, 2012.

Inventories were $344,692 and $454,588 as of September 30, 2012 and 2011, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.

9. FIXED ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
9. FIXED ASSETS

Property and equipment as of June 30, 2013 consisted of the following:

	Estimated	June 30, 2013
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,998	$87,039	$207,037
Leasehold improvements	5-20 years	603,612	-	603,612
Furniture and fixtures	3-10 years	73,539	101,260	174,799
Software and websites	3-7 years	63,782	44,849	108,631
Less: accumulated depreciation		(435,409)	(216,400)	(651,809)
		$425,522	$16,748	$442,270

Fixed assets, net of accumulated depreciation, were $442,270 and $469,001 as of June 30, 2013 and September 30, 2012, respectively. Accumulated depreciation was $651,809 and $606,509 as of June 30, 2013 and September 30, 2012, respectively. Total depreciation expense was $49,160 and $43,823 for the nine months ended June 30, 2013 and 2012, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Fixed assets, net of accumulated depreciation, was $469,001 and $522,668 as of September 30, 2012 and 2011, respectively. Accumulated depreciation was $606,509 and $554,884 as of September 30, 2012 and 2011, respectively. Total depreciation expense, was $60,869 and $79,355 for the years ended September 30, 2012 and 2011, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2012 was comprised of the following:

	Estimated	September 30, 2012
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,331	$87,039	$206,370
Leasehold improvements	5-20 years	603,612	-	$603,612
Furniture and fixtures	3-10 years	55,307	101,260	$156,567
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(400,516)	(205,993)	$(606,509)
		$441,846	$27,155	$469,001

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(374,021)	(180,863)	$(554,884)
		$470,383	$52,285	$522,668

10. INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
10. INTANGIBLE ASSETS

Intangible assets as of June 30, 2013 and September 30, 2012 consisted of the following:

	Estimated	June 30,	September 30,
	Useful Lives	2013	2012

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$712,500
Less: accumulated amortization		(840,456)	(586,034)
Intangible assets, net		$855,689	$1,110,111

Total amortization expense was $254,422 and $215,047 for the nine months ended June 30, 2013 and 2012, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property associated with the assets acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the Javelin intellectual property acquired was $262,500 estimated by using a discounted cash flow approach based on future economic benefits associated with the assests acquired. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

10.	INTANGIBLE ASSETS

Intangible assets as of September 30, and 2012 and 2011 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$450,000
Less: accumulated amortization		(586,034)	(290,555)
Intangible assets, net		$1,110,111	$1,143,090

Total amortization expense was $295,479 and $224,979 for the year ended September 30, 2012 and 2011, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property associated with the assets acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits.. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the Javelin intellectual property acquired was $262,500 estimated by using a discounted cash flow approach based on future economic benefits associated with the assets acquired. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

11. ACCOUNTS PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
11. ACCOUNTS PAYABLE

Accounts payable were $2,297,387 and $1,593,861 as of June 30, 2013 and September 30, 2012, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.

TransTech had 3 vendors (37.5%, 19.2%, and 11.6%) with accounts payable in excess of 10% of its accounts payable as of June 30, 2013. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,593,861 and $1,206,100 as of  September 30, 2012 and 2011, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 3 vendors (30.1%, 13.7%, and 12.4%) with accounts payable in excess of 10% of its accounts payable as of September 30, 2012. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

12. ACCRUED EXPENSES	9 Months Ended
Jun. 30, 2013
Notes to Financial Statements
12. ACCRUED EXPENSES

Accrued expenses were $55,859 and $391,311 as of June 30, 2013 and September 30, 2012, respectively. As of September 30, 2012 liabilities consisted of accrued interest and $250,000 due to Gemini Master Fund, Ltd. for the repurchase of a warrant under a Warrant Repurchase Agreement dated August 28, 2012.

13. CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
13. CONVERTIBLE NOTES PAYABLE

Agreements with Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC

On May 31, 2013, the Company paid $250,000 plus interest of $35,175 under the Amendment to Warrant Purchase Agreement with Gemini dated January 23, 2013. The Company has acquired the warrant from Gemini and cancelled it.

On June 26, 2013, the Company acquired all additional investment rights (“AIR”) between the Company and Gemini under the AIR Agreement dated January 23, 2013 with the payment of $850,000 and interest of $17,349.

The Company’s equity line of credit with Ascendiant remains outstanding, with available credit of $2,516,859. The Company has no current intention to utilize this line of credit, which expires August 29, 2013.

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. (“Gemini”) and Ascendiant Capital Partners, LLC (“Ascendiant”) (Gemini and Ascendiant are collectively referred to as the “Investors”), pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures (the “Original Debentures”) which were due May 1, 2012.  The due date of the Original Debentures was extended to September 30, 2012 pursuant to a First Amendment to the Agreement on March 12, 2012, and further extended to September 30, 2013 pursuant to a Second Amendment to the Agreement on August 16, 2012. In addition, the Company issued 5-year warrants to the Investors to collectively purchase 2,400,000 shares of our common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. The Agreement includes an additional investment right granted to the Investors, pursuant to which the Investors have the right at any time until September 30, 2013, to purchase up to $1.2 million in principal amount of additional debentures (the “Additional Debentures”) on the same terms and conditions as the Original Debentures, except that the conversion price on the Additional Debentures may have a higher floor.  The conversion price on both the Original Debentures and the Additional Debentures are subject to a potential downward adjustment for any equity sales subsequent to the date of issuance. In conjunction with the purchase of the Additional Debentures, the Investors also have the right to purchase additional warrants. The full terms of the transactions with Gemini and Ascendiant are set forth in the transaction agreements, copies of which are filed with this 10-K as Exhibits 10.1 through 10.10.

On August 28, 2012, the Company entered into a Warrant Purchase Agreement with Gemini and acquired the Gemini Warrant covering the purchase of up to 1.8 million shares, subject to adjustment, by paying $250,000 on August 28, 2012 and agreeing to pay $250,000 on or before November 30, 2012.

As of September 30, 2012, Gemini has $600,000 and Ascendiant has $150,000 remaining in principal amount of Original Debentures outstanding plus accrued interest thereon that is convertible into common shares. Ascendiant also has a warrant for the purchase of up to 600,000 shares of our common stock at an original exercise price of $.35 per share, which exercise price is subject to adjustment and which has been adjusted downward as of the date hereof.  See Exhibit 10.6 filed herewith. In addition, the additional investment and participation rights as defined in the Agreement granted to the Investors were extended from September 30, 2012 to September 30, 2013.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

The Company filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 shares of its common stock, including (i) up to 5,400,000 shares of our common stock for Gemini issuable on conversion and the exercise of a warrant issued to Gemini and (ii) up to 1,992,000 shares of our common stock for Ascendiant issuable on conversion of debt and the exercise of a warrant issued to Ascendiant.  As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.  As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

During the year ended September 30, 2012, the Company modified its outstanding debentures with an aggregate principal value of $1,200,000. The maturity date has been extended to September 30, 2013, the Investors have converted principal and interest as outlined above at $0.05 and the Company paid a premium to the debenture holders in the form of redeeming the outstanding warrants for $500,000. The fair value of the warrants was calculated using the Black-Scholes-Merton option valuation model. The following assumptions were used to determine the fair value of the Warrants using the Black-Scholes valuation model: a term of five years, risk-free rate of 3.92%, volatility of 100%, and dividend yield of zero. Interest expense has been recorded for the loss of $500,000 related to the modification of the debentures.  The difference between the conversion price and the fair market value of the common stock on the commitment date resulted in a beneficial conversion feature recorded of $216,000. Total interest expense recognized, including the beneficial conversion feature was $313,534 during the year ended September 30, 2012.

The conversion of the convertible notes payable and the related warrants will likely result in a substantial dilution of the value of the common shares for all shareholders.

14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT

Notes payable, capitalized leases and long term debt as of June 30, 2013 and September 30, 2012 consisted of the following:

	June 30,	September 30,
	2013	2012

BFI Business Finance Secured Credit Facility	$477,812	$568,475
TransTech capitalized leases, net of capitalized interest	7,744	17,943
Note payable to Umpqua Bank	200,000	-
Related party notes payable-
James Gingo Promissory Note	-	1,000,000
Lynn Felsinger	-	49,500
Total debt	685,556	1,635,918
Less current portion of long term debt	(683,101)	(1,631,903)
Long term debt	$2,455	$4,015

BFI Finance Corp Secured Credit Facility

On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Business Finance to fund its operations.   On June 26, 2013 but effective June 12, 2013, the secured credit facility was renewed until December 12, 2013, with a floor for prime interest of 4.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $700,000. The Company agreed to repay the $183,000 inventory balance monthly with a final payment by November 30, 2013. The secured credit facility is collateralized by the assets of TransTech, with a guarantee by the Company.

The Company’s revolving credit facility requires a lockbox arrangement, which provides for all receipts to be swept daily to reduce borrowings outstanding under the credit facility.

Note Payable to Umpqua Bank

On May 20, 2013, the Company entered into a $200,000 Note Payable with Umpqua Bank.  The Note Payable has a maturity date of May 31, 2014 and provides for interest of 2.79%, subject to adjustment annually. The Note Payable is collateralized by restricted cash of $200,000.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 3-28 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company closed the acquisition of TransTech on June 8, 2010. The Company acquired its 100% interest in TransTech by issuing a Promissory Note to James Gingo, the President and sole shareholder of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent per annum from the date of the Note. The Note was secured by a security interest in the stock and assets of TransTech, and was payable over a period of three years. The final balance of $1,000,000 on the Note and accrued interest of $30,397 were paid to Mr. Gingo on June 12, 2013, to complete the purchase price for the TransTech stock.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended June 30,	Total
2014	$683,101
2015	2,455
2016	-
2017	-
2018	-
Total	$685,556

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company had the following equity transactions during the year ended September 30, 2011:

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of September 30, 2012, the Company has issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per shares under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 and 2012 a total of 1,490,943 shares for $193,370 or $.131 per shares under the Securities Purchase Agreement excluding the commitment and legal fees.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amended Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

The Company had the following equity transactions during the year ended September 30, 2012:

 On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein

On December 15, 2011, the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement. The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo whereby Sumitomo invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its Spectral Pattern Matching technology from Javelin LLC or Javelin. The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition,

On September 6, 2012, the Company signed a Settlement and Release Agreement (“Sparks Agreement”) with Mr. Sparks, the former CEO and Director and a cousin of Ronald Erickson. The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635to Mr. Sparks for a note, accrued interest and other liabilities (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is full settlement of all outstanding liabilities due to Mr. Sparks.

On September 18, 2012 the Company issued 500,000 shares of restricted common stock to NVPR, LLC for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

On September 28, 2012 the Company issued 250,000 shares of restricted common stock to Clayton McKeekin for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.

As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

On October 22, 2012, the Company filed an Amended Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on October 25, 2012.

Warrants, and any potential adjustments, are discussed in this Footnote and Footnote 12, Convertible Notes Payable.

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At September 30, 2012, vested warrants totaling 3,369,050 shares had an aggregate intrinsic value of $572,739.

15. EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
15. EQUITY

The following equity issuances occurred during the nine months ended June 30, 2013:

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

On October 8, 2012, Ascendiant converted $50,000 of principal and interest of $6,959 into 1,139,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC in October 10, 2012.

On October 17, 2012, the Company issued to Ascendiant 993,049 shares for $100,000 or $.101 per share under the Securities Purchase Agreement dated June 17, 2011. A notice filing under Regulation D was filed with the SEC in October 19, 2012.

On October 26, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.13 per share. The Company expensed $19,500 during the nine months ended June 30, 2013.The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in October 30, 2012.

0n November 28, 2012, Ascendiant converted $50,000 of principal and interest of $7,644 into 1,152,877 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC in November 29, 2012.

On January 24, 2013, Gemini converted $300,000 of principal and $50,630 of accrued interest into 7,012,603 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 29, 2013.

On January 24, 2013, Ascendiant converted $50,000 of principal and $8,438 of accrued interest into 1,168,767 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 29, 2013.

On January 28, 2013, Gemini converted $300,000 of principal and $50,959 of accrued interest into 7,019,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 30, 2013.

On February 11, 2013, the Company entered into a Consulting Services Agreement with Integrated Consulting Services for strategic advice on our product roadmap. The Company issued a warrant for the purchase of 250,000 shares of common stock.  The warrants are exercisable at $.10 per share and expire February 10, 2016. The Company valued the warrant at $0.10 per share and expensed $25,000 during the nine months ended June 30, 2013. Pursuant to the Consulting Services Agreement, the Company agreed to issue an additional warrant for the purchase of 250,000 shares of common stock on August 12, 2013.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.10 per share. The Company expensed $15,000 during the nine months ended June 30, 2013.The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to David Markowski, an investor for services related to the acquisition of TransTech. The shares were valued at $0.10 per share. The Company expensed $15,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On February 13, 2013, the Company issued 2,000,000 shares of restricted common stock to two employees (1,200,000 shares for Ronald Erickson our Chief Executive Officer and 200,000 for Mark Scott, our Chief Financial Officer) and two directors (400,000 shares for Marco Hegyi and 200,000 shares for Jon Pepper) for services during 2012. The shares were valued at $0.10 per share. The Company expensed $200,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On March 1, 2013, the Company issued 50,000 shares of restricted common stock to Manna Advisory Services, LLC, for investor relation services. The shares were valued at $0.10 per share. The Company expensed $5,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in April 4, 2013.

On April 26, 2013, Ascendiant was issued a total of 4,564,068 shares of common stock as a result of Ascendiant’s cashless exercise of a warrant (“Ascendiant Warrant”).  On January 23, 2013, the Company had agreed to repurchase the Ascendiant Warrant for a purchase price of $300,000, payment of which was due March 31, 2013; however, the Company did not complete that purchase, thereby enabling Ascendiant to exercise the Ascendiant Warrant on April 26, 2013. A notice filing under Regulation D was filed with the SEC May 3, 2013.

On April 30, 2013, the Company issued 120,000 shares of restricted common stock to David Markowski, an investor for services related to the acquisition to TransTech. The shares were valued at $0.10 per share. The Company expensed $12,000 during the nine months ended June 30, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC May 16, 2013.

We entered into an Option Agreement with Ascendiant dated April 26, 2013, pursuant to which we had the option to purchase from Ascendiant 4,000,000 shares of our common stock (the “Option Shares”) for an aggregate purchase price of $300,000. On May 31, 2013, the Company exercised its option to purchase the 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.  To date, Ascendiant has delivered only 2,284,525 of the 4,000,000 Option Shares purchased by the Company, and has failed to deliver the remaining 1,715,475 Option Shares. See Note 18 for additional details on legal proceedings.

On June 10, 2013, the Sterling Group forfeited a warrant to purchase 300,000 shares of common stock at $0.20 per share.

On June 10, 2013, the Company entered into a Purchase Agreement, Warrants, Registration Rights Agreement and Voting Agreement with Special Situations and forty other accredited investors pursuant to which we issued 52,300,000 shares of common stock at $0.10 per share for a total of $5,230,000, which amount includes the conversion of $500,000 in outstanding debt of the Company owed to one of its officers.  As part of the transaction which closed June 14, 2013, the Company issued to the investors (i) five year Series A Warrants to purchase a total of 52,300,000 shares of common stock at $0.15 per share; and (ii) five year Series B Warrants to purchase a total of 52,300,000 shares of common stock at $0.20 per share.  Since we currently have an insufficient number of authorized shares of common stock to permit the exercise of all of the Warrants, the Warrants were issued subject to authorization and approval of an increase in the number of authorized shares of the Company by its stockholders at a special meeting of the stockholders to be held in August 2013.  A notice filing under Regulation D was filed with the SEC June 18, 2013.

The Company also issued 5,230,000 placement agent warrants exercisable at $0.10 per share GVC Capital, with an obligation to issue up to 5,230,000 additional placement agent warrants exercisable at $0.15 per share.  The $0.15 placement agent warrants shall issue only upon the exercise of the Series A Warrants by the Investors, and are issuable ratably based upon the number of Warrants exercised by the Investors.  The placement agent warrants have a term of five years from the date of closing of the Transaction.

A summary of the warrants issued as of June 30, 2013 were as follows:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	$0.307
Issued	110,080,000	0.100
Exercised	-	-
Forfeited	(300,000)	(0.200)
Expired	(792,000)	(0.500)
Outstanding at end of period	112,357,050	$0.173
Exerciseable at end of period	112,357,050

A summary of the status of the warrants outstanding as of June 30, 2013 is presented below:

	June 30, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
6,080,000	4.37	$0.100	6,080,000	$0.100
52,300,000	4.88	0.150	52,300,000	0.150
52,300,000	4.88	0.200	52,300,000	0.200
1,059,073	0.62	0.20-0.29	1,059,073	0.20-0.29
117,977	0.80	0.30-0.39	117,977	0.30-0.39
500,000	0.63	0.40-0.49	500,000	0.40-0.49
112,357,050	4.75	$0.173	112,357,050	$0.173

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the period ended June 30, 2013 were as follows:

Dividend yield	0%
Expected life	3-5 years
Expected volatility	143%
Risk free interest rate	1.5%

At June 30, 2013, vested warrants of 112,357,050 had an aggregate intrinsic value of $0.

14.	EQUITY

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company had the following equity transactions during the year ended September 30, 2011:

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of September 30, 2012, the Company has issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per shares under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 and 2012 a total of 1,490,943 shares for $193,370 or $.131 per shares under the Securities Purchase Agreement excluding the commitment and legal fees.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amended Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

The Company had the following equity transactions during the year ended September 30, 2012:

 On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein

On December 15, 2011, the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement. The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo Precision Products Co., Ltd. (SPP) whereby SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its SPM technology from Javelin LLC or Javelin. The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition,

On September 6, 2012, the Company signed a Settlement and Release Agreement (“Sparks Agreement”) with Mr. Sparks, the former CEO and Director and a cousin of Ronald Erickson. The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635to Mr. Sparks for a note, accrued interest and other liabilities (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is full settlement of all outstanding liabilities due to Mr. Sparks.

On September 18, 2012 the Company issued 500,000 shares of restricted common stock to NVPR, LLC for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

On September 28, 2012 the Company issued 250,000 shares of restricted common stock to Clayton McKeekin for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.

As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

On October 22, 2012, the Company filed an Amended Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on October 25, 2012.

Warrants, and any potential adjustments, are discussed in this Footnote and Footnote 12, Convertible Notes Payable.

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At September 30, 2012, vested warrants totaling 3,369,050 shares had an aggregate intrinsic value of $572,739.

16. STOCK OPTIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
16. STOCK OPTIONS

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company was authorized to issue options for, and has reserved for issuance, up to 7,000,000 shares of common stock under the 2011 Stock Incentive Plan. On March 21, 2013, an amendment to the Stock Option Plan was approved by the stockholders of the Company, increasing the number of shares reserved for issuance under the Plan to 14,000,000 shares.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

Stock option grants totaling 5,100,000 shares of common stock have been made to three directors and four employees for services provided during 2012. These options were authorized for issuance under the 2011 Stock Incentive Plan and were effective March 21, 2013, when the Company was authorized to issue options up to 14,000,000 shares under the 2011 Stock Incentive Plan at the Annual Stockholder Meeting.

There are currently 11,005,000 options to purchase common stock at an average exercise price of $0.131 per share outstanding at June 30, 2013 under the 2011 Stock Incentive Plan. The Company recorded $221,692 and $232,567 of compensation expense, net of related tax effects, relative to stock options for the nine months ended June 30, 2013 and 2012 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00).

Stock option activity for the nine months ended June 30, 2013 and the year ended September 30, 2012:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2011	6,920,000	$0.296	$2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	0.470	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	0.131	$776,800
Granted	5,100,000	0.130	663,000
Exercised	-	-	-
Forfeitures	(15,000)	0.240	(3,600)
Outstanding as of June 30, 2013	11,005,000	$0.131	1,436,200

The following table summarizes information about stock options outstanding and exercisable at June 30, 2013:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	6.50 years	0.090	375,000	0.090
0.100	1,900,000	8.25 years	0.100	2,000,000	0.100
0.120	200,000	1.00 years	0.120	100,000	0.120
0.130	5,100,000	6.43 years	0.130	3,633,333	0.130
0.150	3,100,000	6.55 years	0.150	3,100,000	0.150
0.240	205,000	2.00 years	0.240	165,000	0.240
	11,005,000	7.29 years	$0.131	9,373,333	$0.135

There is no aggregate intrinsic value of the exercisable options as of June 30, 2013.

See Note 13 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,423,773 shares of common stock.

Mr. Sparks resigned from the Board of Directors effective September 6, 2012.  On September 6, 2012, the Company entered into a Settlement and Release Agreement with Mr. Sparks pursuant to which the Company agreed to (i) pay to Mr. Sparks the sum of $50,750 and issue 513,696 shares of the Company’s common stock as satisfaction in full of amounts owed pursuant to a note issued in 2007 and related accrued interest; and (ii) pay to Mr. Sparks the sum of $39,635 and issue 4,000,000 shares of the Company’s common stock as satisfaction in full of amounts owed to pursuant to a note issued in 2009, related accrued interest, and other liabilities, including accrued compensation of $721,333.  The full Settlement and Release Agreement was filed as Exhibit 10.1 to Form 8-K/A1 filed by the Company on September 12, 2012.

The Company paid $195,000 for fees to Dr. Kawahata and Mr. Arai, two Directors, as a finder fee for their services in closing the Sumitomo transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012.

17. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
17. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

Mr. Erickson, our Chief Executive Officer and/or entities in which Mr. Erickson has a beneficial interest have made advances and loans to us in the total principal amount of $960,000 on or before the date hereof at an average annual interest rate of 4.2%. In addition, Mr. Erickson and/or entities in which Mr. Erickson has a beneficial interest also have unreimbursed 2013 expenses and unpaid salary and interest from 2013 on the outstanding principal amount of the Loans totaling approximately $65,000 as of June 14, 2013. Mr. Erickson and related entities converted $500,000 of the advances and loans as part of the PPM which closed June 14, 2013. The remaining amounts were paid to Mr. Erickson and related entities by June 30, 2013. The PPM is discussed in Note  15.

Mr. Mark Scott, our Chief Financial Offer, invested $10,000 in the Private Placement which closed June 14, 2013 and is disclosed in Note 15.

Other related party transactions are discussed in Note 14.

See Note 13 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,423,773 shares of common stock.

Mr. Sparks resigned from the Board of Directors effective September 6, 2012.  On September 6, 2012, the Company entered into a Settlement and Release Agreement with Mr. Sparks pursuant to which the Company agreed to (i) pay to Mr. Sparks the sum of $50,750 and issue 513,696 shares of the Company’s common stock as satisfaction in full of amounts owed pursuant to a note issued in 2007 and related accrued interest; and (ii) pay to Mr. Sparks the sum of $39,635 and issue 4,000,000 shares of the Company’s common stock as satisfaction in full of amounts owed to pursuant to a note issued in 2009, related accrued interest, and other liabilities, including accrued compensation of $721,333.  The full Settlement and Release Agreement was filed as Exhibit 10.1 to Form 8-K/A1 filed by the Company on September 12, 2012.

The Company paid $195,000 for fees due two directors for their services on closing the SPP transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012.

18. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
18. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

On May 31, 2013, the Company exercised its option to purchase the 4,000,000 Option Shares from Ascendiant and paid to Ascendiant the $300,000 purchase price.  To date, Ascendiant has delivered only  2,284,525 of the 4,000,000 Option Shares purchased by the Company and has failed to deliver the remaining 1,715,475 Option Shares. On June 17, 2013, the Company filed a complaint (the “Complaint”) against Ascendiant Capital Partners, LLC (“Ascendiant”) in the Orange County Superior Court of California (Case No. 30-2013-00656770-CU-BC-CJC) for breach of contract, seeking damages, specific performance and injunctive relief against Ascendiant. In its Complaint, the Company alleged that Ascendiant breached its obligations under the Option Agreement by delivering to the Company only 2,284,525 of the 4,000,000 Option Shares and failing to deliver the remaining 1,715,475 Option Shares. The Company filed a motion for preliminary injunction with the California Superior Court, seeking preliminary injunctive relief requiring Ascendiant to transfer the remaining 1,715,475 Option Shares to Visualant or, in the alternative, enjoining Ascendiant from transferring, selling, or otherwise encumbering the Option Shares.  The Compliant is currently being reviewed by the California Superior Court.

EMPLOYMENT AGREEMENTS

Mr. Erickson, Mr. Scott and other named executive officers of Visualant do not have employment agreements.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

Corporate Offices

The Company’s executive office is located at 500 Union Street, Suite 420, Seattle, Washington, USA, 98101. On August 1, 2012, the Company entered into a lease which expires August 31, 2014. The monthly lease rate was $1,944 for the year ending August 31, 2013 and $2,028 for the year ending August 31, 2014. On June 14, 2013, the Company amended the lease and added Suite 450, increasing our monthly payment to $3,978 through August 31, 2013, $4,057 from September 1, 2013 to May 31, 2014 and $4,140 from June 1, 2014 through August 31, 2014.

TransTech Facilities

TransTech is located at 12142 NE Sky Lane, Suite 130, Aurora, OR 97002. They lease a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,751. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Mr. Erickson, Mr. Scott and other named executive officers of Visualant do not have employment agreements.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. Gingo. The Gingo Agreement has a three year term beginning on June 8, 2010 at the annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements). Also under the Gingo Agreement, Mr. Gingo is eligible for discretionary performance bonuses up to 50% of his annual salary based upon performance criteria to be determined by the Company’s Compensation Committee based on criteria under development. If Mr. Gingo’s employment is terminated without Cause (as defined in the Gingo Agreement), Mr. Gingo will be entitled to a payment equal to one year’s annual base salary paid over the next year.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

Corporate Offices

The Company’s executive office is located at 500 Union Street, Suite 420, Seattle, Washington, USA, 98101. On August 1, 2012, we entered into a lease which expires August 31, 2014. The monthly lease rate is $1,944 for the year ending August 31, 2013 and $2,028 for the year ending August 31, 2014.

TransTech Facilities

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,751. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$78,396
2014	81,348
2015	57,012
2016	23,755
2017	-
Beyond	-
Total	$240,511

18a. INCOME TAXES	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
18a. INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from United States sources.

Pretax losses arising from United States operations were approximately $1,522,000 for the year ended September 30, 2012. Pretax losses arising from United States operations were approximately $2,534,000 for the year ended September 30, 2011.

The Company has non- US net operating loss carryforwards of approximately $11,877,200, which expire in 2019-2030 and US of approximately $11,877,200 which expire in 2019-2030. Because it is not more likely than not that sufficient tax earnings will be generated to utilize the net operating loss carryforwards, a corresponding valuation allowance of approximately $1,164,000 and $1,151,000 was established as of September 30, 2012 and 2011, respectively. Additionally, under the Tax Reform Act of 1986, the amounts of, and benefits from, net operating losses may be limited in certain circumstances, including a change in control.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that the Company will be able to utilize any net operating loss carryforwards in the future.

For the year ended September 30, 2012, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and warrants issued for services.

The principal components of the Company’s deferred tax assets at September 30, 2012 are as follows:

	2012	2011
U.S. operations loss carry forward at statutory rate of 42.6%	$(1,163,832)	$(1,151,090)
Less Valuation Allowance	1,163,832	1,151,090
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$-	$-

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended September 30, 2012 and 2011 is as follows:

	2012	2011
Federal Statutory Rate	-42.6%	-42.6%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	42.6%	42.6%
Effective Tax Rate	0.0%	0.0%

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

19. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
19. SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

Subsequent to June 30, 2013, the following material transactions occurred:

On July 3, 2013, the Company filed a registration statement on Form S-1 covering 70,300,000 shares. The common stock being registered for resale consists of (i) 52,300,000 shares of common stock issued to Special Situations and forty other accredited investors (collectively, the “Investors”) pursuant to a Private Placement which closed June 14, 2013; and (ii) 18,000,000 shares of common stock issuable upon exercise of a portion of the five-year Warrants to purchase shares of common stock at $0.15 per share issued as part of the above-referenced Private Placement.

At a special meeting of shareholders held on August 9, 2013 the stockholders of the Company approved of an increase in the authorized shares of common stock from 200,000,000 to 500,000,000 and thereafter to amend the articles of the Company to reflect this change in share authorization.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

As of November 13, 2012, 4,512,603 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $200,000 of the convertible debentures and interest of $25,630 at an average of $0.05 per share.

As of November 13, 2012, the Company has issued to Ascendiant 6,358,933 shares for $483,141 or $.076 per shares under the Securities Purchase Agreement dated June 17, 2011.

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2013, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of September 30, 2012, the Company had no uninsured cash.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

Accounts receivable consists primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES

Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of June 30, 2013 and September 30, 2012.

Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.

EQUIPMENT

Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY

The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech, over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC and Javelin are recorded likewise.

The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech Systems, Inc. (“TransTech”), over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC (“RATLab”) and Javelin LLC (“Javelin”) are recorded likewise.

GOODWILL

Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS

The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value.  The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs).  The hierarchy consists of three levels:

Level 1 – Quoted prices in active markets for identical assets and liabilities;

Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

Level 3 – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	June 30, 2013

Liabilities:
Derivative Instruments - Warrants	$-	$4,184,000	$-	$4,184,000

Total	$-	$4,184,000	$-	$4,184,000

Liabilities measured at fair value on a recurring basis are summarized as follows:

June 30, 2013
Market price and estimated fair value of common stock:	$0.090
Exercise price	$0.15-0.20
Expected term (years)	3-5 years
Dividend yield	-
Expected volatility	82%
Risk-free interest rate	1.3%

The risk-free rate of return reflects the interest rate for the United States Treasury Note with similar time-to-maturity to that of the warrants.

The recorded value of other financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other current assets, and accounts payable and accrued expenses approximate the fair value of the respective assets and liabilities at June 30, 2013 and 2012 based upon the short-term nature of the assets and liabilities.

Derivative Instruments - Warrants

The Company issued 104,600,000 warrants in connection with the June 2013 Private Placement of 52,300,000 shares of common stock.  The strike price of these warrants is $0.15 to $0.20 per share.  These warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation.  These warrants were issued with a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of the Company’s common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued at a price less than the exercise price.  Therefore, the fair value of these warrants were recorded as a liability in the consolidated balance sheet and are marked to market each reporting period until they are exercised or expire or otherwise extinguished.

The proceeds from the Private Placement were allocated between the Common Shares and the Warrants issued in connection with the Private Placement based upon their estimated fair values as of the closing date at June 14, 2013, resulting in the aggregate amount of $2,494,710 to the Stockholders’ Equity and $2,735,290 to the warrant derivative.  During 2013, the Company recognized $1,448,710 of other expense resulting from the increase in the fair value of the warrant liability at June 30, 2013.

FAIR VALUE MEASUREMENTS- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

REVENUE RECOGNITION

TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $0 and $666,667 as of June 30, 2013 and September 30, 2012, respectively.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $666,667 and $0 as of September 30, 2012 and 2011, respectively.

STOCK BASED COMPENSATION

The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES

Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of June 30, 2013 and September 30, 2012, the Company had refundable tax assets related to TransTech of $30,045 and $29,316, respectively.

Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of September 30, 2012 and September 30, 2011, the Company had refundable tax assets related to TransTech of $29,316 and $9,080, respectively.

NET LOSS PER SHARE

Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of June 30, 2013, there were options outstanding for the purchase of 11,005,000 common shares, warrants for the purchase of 112,357,050 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of June 30, 2012, there were options outstanding for the purchase of 9,020,000 common shares, warrants for the purchase of 4,977,051 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of September 30, 2012, there were options outstanding for the purchase of 5,920,000 common shares, warrants for the purchase of 3,369,050 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of September 30, 2011, there were options outstanding for the purchase of 6,920,000 common shares, warrants for the purchase of 4,569,050 common shares, an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

Recent accounting pronouncements applicable to the Company are summarized below.

On May 12, 2011, the FASB issued ASU 2011-04, Fair Value Measurement, which requires measurement uncertainty disclosure in the form of a sensitivity analysis of unobservable inputs to reasonable alternative amounts for all Level 3 recurring fair value measurements. ASU 2011-04 became effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted this guidance in the third quarter of Fiscal 2012. The adoption of this guidance requires additional disclosures, but did not have any impact on the Company’s consolidated results of operations, financial position, or cash flows.

On June 16, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revised the manner in which entities present comprehensive income in their financial statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplified the manner in which entities test goodwill for impairment. After assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform a quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test becomes optional. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Tables)	9 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Unobservable inputs developed using estimates and assumptions

Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	June 30, 2013

Liabilities:
Derivative Instruments - Warrants	$-	$4,184,000	$-	$4,184,000

Total	$-	$4,184,000	$-	$4,184,000

Fair value on a recurring basis

Liabilities measured at fair value on a recurring basis are summarized as follows:

June 30, 2013
Market price and estimated fair value of common stock:	$0.090
Exercise price	$0.15-0.20
Expected term (years)	3-5 years
Dividend yield	-
Expected volatility	82%
Risk-free interest rate	1.3%

9. FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule of Property and equipment

Property and equipment as of June 30, 2013 consisted of the following:

	Estimated	June 30, 2013
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,998	$87,039	$207,037
Leasehold improvements	5-20 years	603,612	-	603,612
Furniture and fixtures	3-10 years	73,539	101,260	174,799
Software and websites	3-7 years	63,782	44,849	108,631
Less: accumulated depreciation		(435,409)	(216,400)	(651,809)
		$425,522	$16,748	$442,270

Property and equipment as of September 30, 2012 was comprised of the following:

	Estimated	September 30, 2012
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,331	$87,039	$206,370
Leasehold improvements	5-20 years	603,612	-	$603,612
Furniture and fixtures	3-10 years	55,307	101,260	$156,567
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(400,516)	(205,993)	$(606,509)
		$441,846	$27,155	$469,001

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(374,021)	(180,863)	$(554,884)
		$470,383	$52,285	$522,668

10. INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Intangible Assets

Intangible assets as of June 30, 2013 and September 30, 2012 consisted of the following:

	Estimated	June 30,	September 30,
	Useful Lives	2013	2012

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$712,500
Less: accumulated amortization		(840,456)	(586,034)
Intangible assets, net		$855,689	$1,110,111

Intangible assets as of September 30, and 2012 and 2011 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$450,000
Less: accumulated amortization		(586,034)	(290,555)
Intangible assets, net		$1,110,111	$1,143,090

14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Capital Leases

Notes payable, capitalized leases and long term debt as of June 30, 2013 and September 30, 2012 consisted of the following:

	June 30,	September 30,
	2013	2012

BFI Business Finance Secured Credit Facility	$477,812	$568,475
TransTech capitalized leases, net of capitalized interest	7,744	17,943
Note payable to Umpqua Bank	200,000	-
Related party notes payable-
James Gingo Promissory Note	-	1,000,000
Lynn Felsinger	-	49,500
Total debt	685,556	1,635,918
Less current portion of long term debt	(683,101)	(1,631,903)
Long term debt	$2,455	$4,015

 The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$13,928
2014	3,332
2015	683
2016	-
2017	-
Total	17,943
Less current portion of capitalized leases	(13,928)
Long term capital leases	$4,015

Schedule Of Maturities Of Long Term Debt

The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

Notes payable, capitalized leases and long term debt as of September 30, 2012 and 2011 consisted of the following:

	September 30,	September 30,
	2012	2011

BFI Finance Corp Secured Credit Facility	$568,475	$506,377
TransTech capitalized leases, net of capitalized interest	17,943	31,216
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,650,000
RATLab LLC	-	150,000
Bradley E. Sparks	-	73,228
Lynn Felsinger	49,500	82,000
Ronald P. Erickson and affiliated parties	-	58,952
Total debt	1,635,918	2,551,773
Less current portion of long term debt	(1,631,903)	(1,537,191)
Long term debt	$4,015	$1,014,582

Aggregate maturities for notes payable, capitalized leases and long term debt	Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:
Years Ended June 30,	Total
2014	$683,101
2015	2,455
2016	-
2017	-
2018	-
Total	$685,556

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2013	$1,631,903
2014	3,332
2015	683
2016	-
2017	-
Total	$1,635,918

15. EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Summary of the warrants issued

A summary of the warrants issued as of June 30, 2013 were as follows:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	$0.307
Issued	110,080,000	0.100
Exercised	-	-
Forfeited	(300,000)	(0.200)
Expired	(792,000)	(0.500)
Outstanding at end of period	112,357,050	$0.173
Exerciseable at end of period	112,357,050

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

Summary of the status of the warrants outstanding

A summary of the status of the warrants outstanding as of June 30, 2013 is presented below:

	June 30, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
6,080,000	4.37	$0.100	6,080,000	$0.100
52,300,000	4.88	0.150	52,300,000	0.150
52,300,000	4.88	0.200	52,300,000	0.200
1,059,073	0.62	0.20-0.29	1,059,073	0.20-0.29
117,977	0.80	0.30-0.39	117,977	0.30-0.39
500,000	0.63	0.40-0.49	500,000	0.40-0.49
112,357,050	4.75	$0.173	112,357,050	$0.173

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

Weighted average assumptions relating to the valuation of the Companys warrants

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the period ended June 30, 2013 were as follows:

Dividend yield	0%
Expected life	3-5 years
Expected volatility	143%
Risk free interest rate	1.5%

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

16. STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Stock option activity

Stock option activity for the nine months ended June 30, 2013 and the year ended September 30, 2012:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2011	6,920,000	$0.296	$2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	0.470	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	0.131	$776,800
Granted	5,100,000	0.130	663,000
Exercised	-	-	-
Forfeitures	(15,000)	0.240	(3,600)
Outstanding as of June 30, 2013	11,005,000	$0.131	1,436,200

Stock option activity for the years ended September 30, 2012 and 2011 are summarized as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2010	4,735,000	$0.289	$1,366,250
Granted	2,320,000	0.339	785,800
Exercised	-	-	-
Forfeitures	(135,000)	(0.750)	(101,250)
Outstanding as of September 30, 2011	6,920,000	0.296	2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	(0.470)	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	$(0.131)	$776,800

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at June 30, 2013:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	6.50 years	0.090	375,000	0.090
0.100	1,900,000	8.25 years	0.100	2,000,000	0.100
0.120	200,000	1.00 years	0.120	100,000	0.120
0.130	5,100,000	6.43 years	0.130	3,633,333	0.130
0.150	3,100,000	6.55 years	0.150	3,100,000	0.150
0.240	205,000	2.00 years	0.240	165,000	0.240
	11,005,000	7.29 years	$0.131	9,373,333	$0.135

The following table summarizes information about stock options outstanding and exercisable at September 30, 2012:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	7.75 years	$0.090	375,000	$0.090
0.100	1,900,000	9.50 years	0.100	1,250,000	0.100
0.120	200,000	2.25 years	0.120	50,000	0.120
0.150	100,000	2.75 years	0.150	100,000	0.150
0.150	3,000,000	7.75 years	0.150	3,000,000	0.150
0.240	220,000	3.25 years	0.240	128,333	0.240
	5,920,000	7.86 years	$0.131	4,903,333	$0.141

18. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Operating Leases

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$78,396
2014	81,348
2015	57,012
2016	23,755
2017	-
Beyond	-
Total	$240,511

18a. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Principal components of the Companys deferred tax assets

The principal components of the Company’s deferred tax assets at September 30, 2012 are as follows:

	2012	2011
U.S. operations loss carry forward at statutory rate of 42.6%	$(1,163,832)	$(1,151,090)
Less Valuation Allowance	1,163,832	1,151,090
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$-	$-

A reconciliation of the United States Federal Statutory rate to the Companys effective tax rate

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended September 30, 2012 and 2011 is as follows:

	2012	2011
Federal Statutory Rate	-42.6%	-42.6%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	42.6%	42.6%
Effective Tax Rate	0.0%	0.0%

2. GOING CONCERN (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Net loss	$ 5,462,678		$ (2,731,898)	$ (2,409,756)
CASH (USED IN) OPERATING ACTIVITIES	2,486,603	(406,543)	58,174	1,312,291
Accumulated Deficit	19,378,609		13,915,931	11,184,033
Current liabilities exceeded its current assets			2
Cash			$ 1,141,165

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details) (USD $)	Jun. 30, 2013
Fair Value Measurements Level 1 [Member]
Liabilities:
Derivative Instruments - Warrants
Total
Fair Value Measurements Level 2 [Member]
Liabilities:
Derivative Instruments - Warrants	4,184,000
Total	4,184,000
Fair Value Measurements Level 3 [Member]
Liabilities:
Derivative Instruments - Warrants
Total
Carrying Value [Member]
Liabilities:
Derivative Instruments - Warrants	4,184,000
Total	$ 4,184,000

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details1) (USD $)	9 Months Ended
Jun. 30, 2013
Market price and estimated fair value of common stock:	$ 0.09
Dividend yield	0.00%
Expected volatility	82.00%
Risk-free interest rate	1.30%
Minimum [Member]
Exercise price	$ 0.15
Expected term (years)	3 years
Maximum [Member]
Exercise price	$ 0.2
Expected term (years)	5 years

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	11 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Land Improvements [Member]	Sep. 30, 2012 Minimum [Member] Land Improvements [Member]	Sep. 30, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Land Improvements [Member]	Sep. 30, 2012 Maximum [Member] Land Improvements [Member]
Reserve for impaired inventory	$ 10,000		$ 10,000		$ 10,000	$ 10,000
Estimated useful lives of assets							2 years	5 years	5 years	10 years	20 years	20 years
Loss on change - derivative liability warrants	1,448,710		1,448,710
Deferred revenue	0		0		666,667	0
Refundable tax assets	30,045		30,045		29,316	9,080
Options outstanding	11,005,000	9,020,000	11,005,000	9,020,000	5,920,000	6,920,000
Warrants outstanding	112,357,050	4,977,051	112,357,050	4,977,051	3,369,050	4,569,050
Cash insured by Federal Deposit Insurance Corporation					$ 250,000

6. ACQUISITION OF TRANSTECH (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 08, 2010
Notes to Financial Statements
Revenues of transtech in current year	$ 8
Interest in TransTech acquired by company		$ 100
Interest rate on note issued to president of transtech		3.50%
Payable period of note		3 years

7. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts receivable, net of allowance	$ 809,856	$ 1,012,697	$ 1,012,697	$ 823,724

8. INVENTORIES (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Inventories	$ 690,629	$ 344,692	$ 454,588
Reserve for impaired inventory	$ 10,000	$ 10,000	$ 10,000

9. FIXED ASSETS (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Machinery and equipment (2-10 years)	$ 207,037	$ 206,370	$ 221,655
Leasehold improvements (5-20 years)	603,612	603,612	600,000
Furniture and fixtures (3-10 years)	174,799	156,567	146,936
Software and websites (3- 7 years)	108,631	108,961	108,961
Less: accumulated depreciation	(651,809)	(606,509)	(554,884)
Property and equipment, net	442,270	469,001	522,668
PurchasedMember
Machinery and equipment (2-10 years)	119,998	119,331	134,616
Leasehold improvements (5-20 years)	603,612	603,612	600,000
Furniture and fixtures (3-10 years)	73,539	55,307	45,676
Software and websites (3- 7 years)	63,782	64,112	64,112
Less: accumulated depreciation	(435,409)	(400,516)	(374,021)
Property and equipment, net	425,522	441,846	470,383
CapitalLeaseObligationsMember
Machinery and equipment (2-10 years)	87,039	87,039	87,039
Leasehold improvements (5-20 years)
Furniture and fixtures (3-10 years)	101,260	101,260	101,260
Software and websites (3- 7 years)	44,849	44,849	44,849
Less: accumulated depreciation	(216,400)	(205,993)	(180,863)
Property and equipment, net	$ 16,748	$ 27,155	$ 52,285

9. FIXED ASSETS (Details Narrative) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Property and equipment, net	$ 442,270		$ 469,001	$ 522,668
Property and equipment, accumulated depreciation	651,809		606,509	554,884
Depreciation expense	$ 49,160	$ 43,823

10. INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Less: accumulated amortization	$ (840,456)	$ (586,034)	$ (290,555)
Intangible assets, net	855,689	1,110,111	1,143,090
CustomerContractsMember
Intangible Assets Gross	983,645	983,645	983,645
TechnologyMember
Intangible Assets Gross	$ 712,500	$ 712,500	$ 450,000

10. INTANGIBLE ASSETS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Amortization expense	$ 254,422	$ 215,047	$ 295,479	$ 224,979
Customer contracts - Estimated Useful life	5 years	5 years		5 years
Estimated fair value of transtech	983,645		983,645
Intangible assets acquired of transtech	450,000		450,000
Estimated assets acquired of transtech	$ 262,500		$ 262,500

11. ACCOUNTS PAYABLE (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts payable	$ 2,297,387	$ 1,593,861	$ 1,206,100
Vendor1 with accounts payble on excess of 10%	37.50%
Vendor2 with accounts payble on excess of 10%	19.20%
Vendor3 with accounts payble on excess of 10%	11.60%

12. ACCRUED EXPENSES (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accrued expenses	$ 55,859	$ 391,311	$ 155,267

13. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2011
Convertible Notes payable	$ 750,000		$ 1,175,000
Legal fess paid	12,500
Common stock issued shares	90,992,954	166,677,149	49,065,669
Principal value of Debentures	1,200,000
Interest expense on debentures	500,000
Beneficial conversion feature expenses	313,534
Gemini 
Convertible Notes payable	600,000
Common stock issued shares	7,036,975
Common stock issued value	300,000
Interest on common shares	20,780
Average interest per share on common stock	$ 0.05
Ascendiant 
Convertible Notes payable	150,000
Purchase of Common stock	600,000
Exercise price of common stock	$ 0.35
Common stock issued shares	3,373,425
Common stock issued value	150,000
Interest on common shares	$ 18,671
Average interest per share on common stock	$ 0.05

14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Capitalized Leases And Long Term Debt Details
BFI Finance Corp Secured Credit Facility	$ 477,812	$ 568,475
TransTech capitalized leases, net of capitalized interest	7,744	17,943
Note payable to Umpqua Bank	200,000
Related party notes payable:
James Gingo Promissory Note		1,000,000
Lynn Felsinger		49,500
Total debt	685,556	1,635,918
Less current portion of long term debt	(683,101)	(1,631,903)	(1,537,191)
Long term debt	$ 2,455	$ 4,015	$ 1,014,582

14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 1) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2014	$ 105,611	$ 13,928
2015	65,292	3,332
2016	38,008	683
2017
2018
Total		17,943
Beyond		(13,928)
Total	$ 208,911	$ 4,015

14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 2) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2014	$ 683,101	$ 1,631,903
2015	2,455	3,332
2016		683
2017		0
2018		0
Total	$ 685,556	$ 1,635,918

14. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details Narrative) (USD $)	Sep. 30, 2012
outstanding note payable	$ 49,500
BFI Finance Corp Secured Credit Facility
Outstanding balance	$ 568,475

15. EQUITY (Details) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Shares
Outstanding at beginning of period	3,369,050
Issued	110,080,000
Exercised
Forfeited	(300,000)
Expired	(792,000)
Outstanding at end of period	112,357,050
Exerciseable at end of period	112,357,050	4,903,333
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.307
Issued	$ 0.1
Exercised
Forfeited	$ (0.2)
Expired	$ (0.5)
Outstanding at end of period	$ 0.173

15. EQUITY (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]
Stock option outstanding	112,357,050	3,369,050	3,369,050	4,569,050
Stock option granted	110,080,000		600,000
Stock option exercised
Stock option forfeitures	(300,000)
Stock option expired	(792,000)		3,369,050
Stock option outstanding weighted average exercise price	$ 0.173	$ 0.307	$ 0.307	$ 0.41
Stock option granted weighted average exercise price	$ 0.1		$ 0.1
Stock option exercised weighted average exercise price
Stock option forfeitures weighted average exercise price	$ (0.2)

15. EQUITY (Details 2) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Number of Warrants	112,357,050
Weighted Average Remaining Life (years)	4 years 9 months
Weighted Average Exercise Price		$ 0.131
Shares Exercisable	112,357,050
0.100 [Member]
Number of Warrants	6,080,000
Weighted Average Remaining Life (years)	4 years 4 months 13 days
Weighted Average Exercise Price	$ 0.1
Shares Exercisable	6,080,000
0.150 [Member]
Number of Warrants	52,300,000
Weighted Average Remaining Life (years)	4 years 10 months 17 days
Weighted Average Exercise Price	$ 0.15
Shares Exercisable	52,300,000
0.200 [Member]
Number of Warrants	52,300,000
Weighted Average Remaining Life (years)	4 years 10 months 17 days
Weighted Average Exercise Price	$ 0.2
Shares Exercisable	52,300,000
0.20-0.29 [Member]
Number of Warrants	1,059,073
Weighted Average Remaining Life (years)	7 months 13 days
Shares Exercisable	1,059,073
0.20-0.29 [Member] | Minimum [Member]
Weighted Average Exercise Price	$ 0.2
0.20-0.29 [Member] | Maximum [Member]
Weighted Average Exercise Price	$ 0.29
0.30-0.39 [Member]
Number of Warrants	117,977
Weighted Average Remaining Life (years)	9 months 18 days
Shares Exercisable	117,977
0.30-0.39 [Member] | Minimum [Member]
Weighted Average Exercise Price	$ 0.3
0.30-0.39 [Member] | Maximum [Member]
Weighted Average Exercise Price	$ 0.39
0.40-0.49 [Member]
Number of Warrants	500,000
Weighted Average Remaining Life (years)	7 months 17 days
Shares Exercisable	500,000
0.40-0.49 [Member] | Minimum [Member]
Weighted Average Exercise Price	$ 0.4
0.40-0.49 [Member] | Maximum [Member]
Weighted Average Exercise Price	$ 0.49

15. EQUITY (Details 3) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2012 Warrant One [Member]	Sep. 30, 2012 WarrantTwo [Member]	Sep. 30, 2012 WarrantTwo [Member] Minimum [Member]	Sep. 30, 2012 WarrantTwo [Member] Maximum [Member]	Sep. 30, 2012 Warrant Three [Member]	Sep. 30, 2012 Warrant Three [Member] Minimum [Member]	Sep. 30, 2012 Warrant Three [Member] Maximum [Member]	Sep. 30, 2012 Warrant Four [Member]	Sep. 30, 2012 Warrant Four [Member] Minimum [Member]	Sep. 30, 2012 Warrant Four [Member] Maximum [Member]	Sep. 30, 2012 Warrant Five [Member]
Stock option outstanding	112,357,050	3,369,050	3,369,050	4,569,050	600,000	1,359,073			117,977			500,000			792,000
Weighted average remaining life		7 years 10 months 10 days	2 years 3 months 7 days		2 years 6 months	1 year 3 months 4 days			16 months 18 days			1 year 4 months 17 days			3 years 7 months 17 days
Stock option outstanding weighted average exercise price	$ 0.173	$ 0.307	$ 0.307	$ 0.41	$ 0.1		$ 0.2	$ 0.29		$ 0.3	$ 0.39		$ 0.4	$ 0.49	$ 0.5
Stock option exerciseable	112,357,050	4,903,333	3,369,050		600,000	1,359,073			117,977			500,000			792,000
Weighted average exercise price of stock option exerciseable		$ 0.141	$ 0.307		$ 0.1		$ 0.2	$ 0.29		$ 0.3	$ 0.39		$ 0.4	$ 0.49	$ 0.5

15. EQUITY (Details 4)	9 Months Ended
Jun. 30, 2013
Expected dividend yield	0.00%
Expected volatility	14.30%
Risk-free interest rate	1.50%
Minimum [Member]
Expected life	3 years
Maximum [Member]
Expected life	5 years

15. EQUITY (Details Narrative) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Vested warrants	112,357,050	3,369,050
Intrinsic value	$ 0

15. EQUITY (Details Narrative 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Aggregate intrinsic value	$ 572,739
Ascendiant [Member]
Stock issued	5,365,884
Stock issued per share value	$ 0.071
Stock issued value	383,141
Stock issued for purchase	1,490,943	1,490,943
Stock issued for purchase per share value	$ 0.131	$ 0.131
Stock issued for purchase value	193,370	193,370
Conversion stock issued	150,000
Conversion stock issued per share value	$ 0.05
Interest converted in stock	1,867
Seaside [Member ]
Stock issued		2,529,314
Stock issued per share value		$ 0.302
Stock issued value		763,650
Seaside [Member ] | Warrant [Member]
Stock issued		177,050
Stock issued per share value		$ 0.302
Gemini [Member]
Conversion stock issued		7,036,975
Value of convertible debentures		300,000
Conversion stock issued per share value		$ 0.05
Interest converted in stock		$ 20,780

16. STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Shares:
Outstanding at beginning of period	3,369,050
Shares granted	110,080,000
Shares exercised
Shares forfeitures	(300,000)
Outstanding at end of period	112,357,050
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.307
Shares granted	$ 0.1
Shares exercised
Shares forfeitures	$ (0.2)
Outstanding at end of period	$ 0.173
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, End	$ 0
Stock Options
Shares:
Outstanding at beginning of period	5,920,000	6,920,000	4,735,000
Shares granted	5,100,000	2,200,000	2,320,000
Shares exercised
Shares forfeitures	(15,000)	(3,200,000)	(135,000)
Outstanding at end of period	11,005,000	5,920,000	6,920,000
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 0.131	$ 0.296	$ 0.289
Shares granted	$ 0.13	$ 0.104	$ 0.339
Shares exercised
Shares forfeitures	$ 0.24	$ 0.47	$ (0.75)
Outstanding at end of period	$ 0.131	$ 0.131	$ 0.296
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning	776,800	2,050,800	1,366,250
Aggregate Intrinsic Value Outstanding, Granted	$ 663,000	$ 229,000	$ 785,800
Aggregate Intrinsic Value Outstanding, Forefeitures	(3,600)	(1,503,000)	(101,250)
Aggregate Intrinsic Value Outstanding, End	$ 1,436,200	$ 776,800	$ 2,050,800

16. STOCK OPTIONS (Details 1) (USD $)	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Number of Outstanding Stock Options	112,357,050
Weighted Average Remaining Life (years)	4 years 9 months
Weighted Average Exercise Price Exerciseable		$ 0.131
Shares Exercisable	112,357,050
Stock Options
Number of Outstanding Stock Options	11,005,000
Weighted Average Remaining Life (years)	7 years 3 months 15 days
Weighted Average Exercise Price Exerciseable	$ 0.131
Shares Exercisable	9,373,333
Exercise Price 0.090 [Member]
Number of Outstanding Stock Options	500,000
Weighted Average Remaining Life (years)	6 years 6 months
Weighted Average Exercise Price Exerciseable	$ 0.09
Shares Exercisable	375,000
Exercise Price 0.100 [Member]
Number of Outstanding Stock Options	1,900,000
Weighted Average Remaining Life (years)	8 years 3 months
Weighted Average Exercise Price Exerciseable	$ 0.1
Shares Exercisable	2,000,000
Exercise Price 0.120 [Member]
Number of Outstanding Stock Options	200,000
Weighted Average Remaining Life (years)	1 year
Weighted Average Exercise Price Exerciseable	$ 0.12
Shares Exercisable	100,000
Exercise Price 0.150 [Member]
Number of Outstanding Stock Options	5,100,000
Weighted Average Remaining Life (years)	6 years 5 months 5 days
Weighted Average Exercise Price Exerciseable	$ 0.13
Shares Exercisable	3,633,333
Exercise Price 0.150 [Member]
Number of Outstanding Stock Options	3,100,000
Weighted Average Remaining Life (years)	6 years 6 months 18 days
Weighted Average Exercise Price Exerciseable	$ 0.15
Shares Exercisable	3,100,000
Exercise Price 0.240 [Member]
Number of Outstanding Stock Options	205,000
Weighted Average Remaining Life (years)	2 years
Weighted Average Exercise Price Exerciseable	$ 0.24
Shares Exercisable	165,000

16. STOCK OPTIONS (Details1a) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Stock option outstanding		5,920,000
Stock option outstanding weighted average exercise price		$ 0.131
Weighted average remaining life		7 years 10 months 10 days
Stock option exerciseable	112,357,050	4,903,333
Weighted average exercise price of stock option exerciseable		$ 0.141
Exercise Price 0.090 [Member]
Stock option outstanding		500,000
Stock option outstanding weighted average exercise price		$ 0.09
Weighted average remaining life		7 years 9 months
Stock option exerciseable		375,000
Weighted average exercise price of stock option exerciseable		$ 0.09
Exercise Price 0.100 [Member]
Stock option outstanding		1,900,000
Stock option outstanding weighted average exercise price		$ 0.1
Weighted average remaining life		9 years 6 months
Stock option exerciseable		1,250,000
Weighted average exercise price of stock option exerciseable		$ 0.1
Exercise Price 0.120 [Member]
Stock option outstanding		200,000
Stock option outstanding weighted average exercise price		$ 0.12
Weighted average remaining life		2 years 3 months
Stock option exerciseable		50,000
Weighted average exercise price of stock option exerciseable		$ 0.12
Exercise Price 0.150 [Member]
Stock option outstanding		100,000
Stock option outstanding weighted average exercise price		$ 0.15
Weighted average remaining life		2 years 9 months
Stock option exerciseable		100,000
Weighted average exercise price of stock option exerciseable		$ 0.15
Exercise Price 0.150 [Member]
Stock option outstanding		3,000,000
Stock option outstanding weighted average exercise price		$ 0.15
Weighted average remaining life		7 years 9 months
Stock option exerciseable		3,000,000
Weighted average exercise price of stock option exerciseable		$ 0.15
Exercise Price 0.240 [Member]
Stock option outstanding		220,000
Stock option outstanding weighted average exercise price		$ 0.24
Weighted average remaining life		3 years 3 months
Stock option exerciseable		128,333
Weighted average exercise price of stock option exerciseable		$ 0.24

16. STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Compensation expense	$ 221,692	$ 232,567	$ 266,172	$ 153,227
Options to purchase common stock under 2011 Stock Incentive Plan	112,357,050
Options outstanding	11,005,000	9,020,000	5,920,000	6,920,000
Options outstanding, exercise price per share			$ 0.131
Unrecognized costs related to employee granted stock options that are not vested			$ 96,180
2011 Stock Incentive Plan
Options to purchase common stock under 2011 Stock Incentive Plan	11,005,000
Average exercise price under 2011 Stock Incentive Plan	$ 0.131

17. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2012
Other Significant Transactions With Related Parties Details Narrative
Directors fees	$ 195,000

18. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
2014	$ 105,611	$ 78,396
2015	65,292	81,348
2016	38,008	57,012
2017		23,755
2018
Beyond
Total	$ 208,911	$ 240,511

18a. INCOME TAXES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets
U.S. operations loss carry forward at statutory rate of 42.6%	$ (1,163,832)	$ (1,151,090)
Less Valuation Allowance	$ 1,163,832	$ 1,151,090

18a. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal Statutory Rate	(42.60%)	(42.60%)
Change in Valuation allowance	42.60%	42.60%
Effective Tax Rate	0.00%	0.00%

18a. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2012
Operating loss before tax	$ 1,522,000
US [Member]
Operating loss before tax	11,877,200
Non- US [Member]
Operating loss before tax	$ 11,877,200